INCOME TAX - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets
Deductible advertising expenses	¥ 272,810	¥ 262,801
Net operating loss carry-forwards	94,704	70,985
Others	58	1,062
Total deferred tax assets	367,572	334,848
Less: valuation allowance	(354,306)	¥ (334,848)	¥ (250,032)	¥ (175,757)
Total deferred tax assets, net of valuation allowance	13,266
Components of Deferred Tax Liabilities
Accelerated tax depreciation	(22,693)
Identifiable intangible assets arising from business acquisition	(1,977)
Total deferred tax liabilities	(24,670)
Deferred tax liabilities, net of deferred tax assets	¥ (11,404)